Segment Information (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of information about the Company's segments as well as reconciliations to consolidated financial statement amounts
The following tables present information about the Company’s segments, as well as reconciliations to the condensed consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Three Months Ended March 31, 2016
Interest income	$849	$102	$15	$1	$—	$(136)	$831
Interest expense	175	20	13	—	—	18	226
Provision for finance receivable losses	232	14	2	—	—	(51)	197
Net interest income (loss) after provision for finance receivable losses	442	68	—	1	—	(103)	408
Net gain on sale of SpringCastle interests	—	167	—	—	—	—	167
Other revenues	141	11	(11)	—	(11)	6	136
Acquisition-related transaction and integration expenses	28	—	—	9	—	(4)	33
Other expenses	388	26	7	(4)	(11)	20	426
Income (loss) before provision for (benefit from) income taxes	167	220	(18)	(4)	—	(113)	252
Income before provision for income taxes attributable to non-controlling interests	—	28	—	—	—	—	28
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$167	$192	$(18)	$(4)	$—	$(113)	$224

Assets	$11,352	$106	$667	$293	$4,455	$2,261	$19,134

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Three Months Ended March 31, 2015
Interest income	$256	$124	$18	$2	$—	$3	$403
Interest expense	40	23	60	10	(5)	30	158
Provision for finance receivable losses	56	20	2	—	—	2	80
Net interest income (loss) after provision for finance receivable losses	160	81	(44)	(8)	5	(29)	165
Other revenues	51	19	3	—	(19)	(2)	52
Acquisition-related transaction and integration expenses	—	—	—	3	—	—	3
Other expenses	146	29	7	2	(14)	1	171
Income (loss) before provision for (benefit from) income taxes	65	71	(48)	(13)	—	(32)	43
Income before provision for income taxes attributable to non-controlling interests	—	33	—	—	—	—	33
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$65	$38	$(48)	$(13)	$—	$(32)	$10

Assets *	$4,868	$2,087	$3,613	$1,690	$—	$22	$12,280

*	Assets reflect the following:

•	As a result of our early adoption of ASU 2015-03, we reclassified $32 million of debt issuance costs from other assets to long-term debt as of March 31, 2015.

•
In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $216 million at March 31, 2015.

•
During the second quarter of 2015, we identified incorrect allocations of our total assets disclosure within our segment footnote and have corrected the previously disclosed total assets at March 31, 2015 in the table above.